UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  028-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP

Phone:     617.310.6130

Signature, Place, and Date of Signing:

  *
________________________________________________
/s/ Thomas B. Ellis     Boston, Massachusetts/USA     November 9, 2012

  *
_________________________________________________
/s/ Todd B. Hammer      Boston, Massachusetts/USA     November 9, 2012


*   By: /s/ SARAH L. FILION
_________________________________________________
SARAH L. FILION, Attorney-in-Fact

*Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 19, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $744,025 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    47842  1475000 SH       SOLE                  1475000
ALIMERA SCIENCES INC           COM              016259103     5160  2000000 SH       SOLE                  2000000
BODY CENT CORP                 COM              09689U102    14630  1400000 SH       SOLE                  1400000
CHRISTOPHER & BANKS CORP       COM              171046105    12143  3459487 SH       SOLE                  3459487
CIT GROUP INC                  COM NEW          125581801    59085  1500000 SH       SOLE                  1500000
CIT GROUP INC                  COM NEW          125581801    29149   740000 SH  CALL SOLE                   740000
DELIA'S INC NEW                COM              246911101     3668  2598048 SH       SOLE                  2598048
GENERAL MTRS CO                COM              37045V100    36969  1625000 SH       SOLE                  1625000
HEALTH NET INC                 COM              42222G108    44704  1985950 SH       SOLE                  1985950
HOSPIRA INC                    COM              441060100    36923  1125000 SH       SOLE                  1125000
JDA SOFTWARE GROUP INC         COM              46612K108    34322  1080000 SH       SOLE                  1080000
LEAR CORP                      COM NEW          521865204    44214  1170000 SH       SOLE                  1170000
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    38110  2060000 SH       SOLE                  2060000
LIFE TECHNOLOGIES CORP         COM              53217V109    44595   912800 SH       SOLE                   912800
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    28415   788855 SH       SOLE                   788855
MCG CAPITAL CORP               COM              58047P107    13805  2994677 SH       SOLE                  2994677
NEW YORK & CO INC              COM              649295102    18750  5000000 SH       SOLE                  5000000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     7965   750000 SH       SOLE                   750000
POPULAR INC                    COM NEW          733174700    11341   650000 SH       SOLE                   650000
PSIVIDA CORP                   COM              74440J101     1565   960000 SH       SOLE                   960000
PSS WORLD MED INC              COM              69366A100    43282  1900000 SH       SOLE                  1900000
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     7785   421469 SH       SOLE                   421469
SANOFI                         RIGHT 12/31/2020 80105N113    11838  7046629 SH       SOLE                  7046629
SEALED AIR CORP NEW            COM              81211K100    34399  2225000 SH       SOLE                  2225000
SMITHFIELD FOODS INC           COM              832248108    21615  1100000 SH       SOLE                  1100000
SPARK NETWORKS INC             COM              84651P100     8069  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    27898  1334842 SH       SOLE                  1334842
XEROX CORP                     COM              984121103    55784  7600000 SH       SOLE                  7600000